Financial information by segment	12 Months Ended
Dec. 31, 2020
Financial information by segment [Abstract]
Financial information by segment
Note 4.- Financial information by segment

Atlantica’s segment structure reflects how management currently makes financial decisions and allocates resources. Its operating and reportable segments are based on the following geographies where the contracted concessional assets are located:

-	North America

-	South America

-	EMEA

Based on the type of business, as of December 31, 2020 the Company had the following business sectors:

-	Renewable energy

-	Efficient natural gas

-	Electric transmission lines

-	Water

Atlantica’s Chief Operating Decision Maker (CODM), which is the CEO, assesses the performance and assignment of resources according to the identified operating segments. The CODM considers the revenues as a measure of the business activity and the Adjusted EBITDA as a measure of the performance of each segment. Adjusted EBITDA is calculated as profit/(loss) for the period attributable to the parent company, after adding back loss/(profit) attributable to non-controlling interests from continued operations, income tax, share of profit/(loss) of associates carried under the equity method, finance expense net, depreciation, amortization and impairment charges of entities included in these consolidated financial statements.

In order to assess performance of the business, the CODM receives reports of each reportable segment using revenues and Adjusted EBITDA. Net interest expense evolution is assessed on a consolidated basis. Financial expense and amortization are not taken into consideration by the CODM for the allocation of resources.

In the years ended December 31, 2020 and December 31, 2019 Atlantica had four customers with revenues representing more than 10% of the total revenues, three in the renewable energy and one in the efficient natural gas business sectors.

a)	The following tables show Revenues and Adjusted EBITDA by operating segments and business sectors for the years 2020, 2019 and 2018:

	Revenue			Adjusted EBITDA
	For the year ended December 31,			For the year ended December 31,
Geography	2020	2019	2018	2020	2019	2018
North America	330,921	332,965	357,177	272,909	305,085	308,748
South America	151,460	142,207	123,214	120,023	115,346	100,234
EMEA	530,879	536,280	563,431	388,723	390,774	441,625
Total	1,013,260	1,011,452	1,043,822	781,655	811,204	850,607

	Revenue			Adjusted EBITDA
	For the year ended December 31,			For the year ended December 31,
Business sectors	2020	2019	2018	2020	2019	2018
Renewable energy	753,089	761,090	793,557	575,660	603,666	664,428
Efficient natural gas	111,030	122,281	130,799	97,864	107,457	93,858
Electric transmission lines	106,042	103,453	95,998	84,584	85,657	78,461
Water	43,099	24,629	23,468	23,548	14,424	13,860
Total	1,013,260	1,011,452	1,043,822	781,655	811,204	850,607

The reconciliation of segment Adjusted EBITDA with the profit attributable to the parent company is as follows:

	For the year ended December 31,
	2020	2019	2018
Profit attributable to the Company	11,968	62,135	41,596
Profit attributable to non-controlling interests	4,906	12,473	13,673
Income tax	24,877	30,950	42,659
Share of profit of associates	(510)	(7,457)	(5,231)
Financial expense, net	331,810	402,348	395,213
Depreciation, amortization, and impairment charges	408,604	310,755	362,697
Total segment Adjusted EBITDA	781,655	811,204	850,607

b)	The assets and liabilities by operating segments (and business sector) at the end of 2020 and 2019 are as follows:

Assets and liabilities by geography as of December 31, 2020:

	North America	South America	EMEA	Balance as of December 31, 2020
Assets allocated
Contracted concessional assets	3,073,785	1,211,952	3,869,681	8,155,418
Investments carried under the equity method	74,660	-	41,954	116,614
Current financial investments	129,264	27,836	42,984	200,084
Cash and cash equivalents (project companies)	206,344	70,861	255,530	532,735
Subtotal allocated	3,484,053	1,310,649	4,210,149	9,004,851
Unallocated assets
Other non-current assets				242,044
Other current assets (including cash and cash equivalents at holding company level)				691,459
Subtotal unallocated				933,503
Total assets				9,938,354

	North America	South America	EMEA	Balance as of December 31, 2020
Liabilities allocated
Long-term and short-term project debt	1,623,284	902,500	2,711,830	5,237,614
Grants and other liabilities	1,078,974	11,355	139,438	1,229,767
Subtotal allocated	2,702,258	913,855	2,851,268	6,467,381
Unallocated liabilities
Long-term and short-term corporate debt				993,725
Other non-current liabilities				589,107
Other current liabilities				147,260
Subtotal unallocated				1,730,092
Total liabilities				8,197,473
Equity unallocated				1,740,881
Total liabilities and equity unallocated				3,470,973
Total liabilities and equity				9,938,354

Assets and liabilities by geography as of December 31, 2019:

	North America	South America	EMEA	Balance as of December 31, 2019
Assets allocated
Contracted concessional assets	3,299,198	1,186,552	3,675,379	8,161,129
Investments carried under the equity method	90,847	-	49,078	139,925
Current financial investments	159,267	29,190	20,673	209,131
Cash and cash equivalents (project companies)	181,458	80,909	234,097	496,464
Subtotal allocated	3,730,771	1,296,652	3,979,227	9,006,649
Unallocated assets
Other non-current assets				239,553
Other current assets (including cash and cash equivalents at holding company level)				413,613
Subtotal unallocated				653,166
Total assets				9,659,815

	North America	South America	EMEA	Balance as of December 31, 2019
Liabilities allocated
Long-term and short-term project debt	1,676,251	884,835	2,291,262	4,852,348
Grants and other liabilities	1,490,661	12,864	155,342	1,658,867
Subtotal allocated	3,166,912	897,699	2,446,604	6,511,215
Unallocated liabilities
Long-term and short-term corporate debt				723,791
Other non-current liabilities				547,740
Other current liabilities				162,213
Subtotal unallocated				1,433,744
Total liabilities				7,944,959
Equity unallocated				1,714,856
Total liabilities and equity unallocated				3,148,600
Total liabilities and equity				9,659,815

Assets and liabilities by business sectors as of December 31, 2020:

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2020
Assets allocated
Contracted concessional assets	6,632,611	502,285	842,595	177,927	8,155,418
Investments carried under the equity method	61,866	15,514	30	39,204	116,614
Current financial investments	6,530	124,872	27,796	40,886	200,084
Cash and cash equivalents (project companies)	397,465	67,955	46,045	21,270	532,735
Subtotal allocated	7,098,472	710,626	916,466	279,287	9,004,851
Unallocated assets
Other non-current assets					242,044
Other current assets (including cash and cash equivalents at holding company level)					691,459
Subtotal unallocated					933,503
Total assets					9,938,354

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2020
Liabilities allocated
Long-term and short-term project debt	3,992,512	504,293	625,203	115,606	5,237,614
Grants and other liabilities	1,221,176	108	6,040	2,443	1,229,767
Subtotal allocated	5,213,688	504,401	631,243	118,049	6,467,381
Unallocated liabilities
Long-term and short-term corporate debt					993,725
Other non-current liabilities					589,107
Other current liabilities					147,260
Subtotal unallocated					1,730,092
Total liabilities					8,197,473
Equity unallocated					1,740,881
Total liabilities and equity unallocated					3,470,973
Total liabilities and equity					9,938,354

Assets and liabilities by business sectors as of December 31, 2019:

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2019
Assets allocated
Contracted concessional assets	6,644,024	559,069	872,757	85,280	8,161,129
Investments carried under the equity method	77,549	17,154	-	45,222	139,925
Current financial investments	13,798	148,723	28,237	18,373	209,131
Cash and cash equivalents (project companies)	421,198	11,850	53,868	9,548	496,464
Subtotal allocated	7,156,568	736,796	954,862	158,423	9,006,649
Unallocated assets
Other non-current assets					239,553
Other current assets (including cash and cash equivalents at holding company level)					413,613
Subtotal unallocated					653,166
Total assets					9,659,815

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2019
Liabilities allocated
Long-term and short-term project debt	3,658,507	529,350	640,160	24,331	4,852,348
Grants and other liabilities	1,651,476	146	6,517	728	1,658,867
Subtotal allocated	5,309,983	529,495	646,677	25,059	6,511,215
Unallocated liabilities
Long-term and short-term corporate debt					723,791
Other non-current liabilities					547,740
Other current liabilities					162,213
Subtotal unallocated					1,433,744
Total liabilities					7,944,959
Equity unallocated					1,714,856
Total liabilities and equity unallocated					3,148,600
Total liabilities and equity					9,659,815

c)	The amount of depreciation, amortization and impairment charges recognized for the years ended December 31, 2020, 2019 and 2018 are as follows:

	For the year ended December 31,
Depreciation, amortization and impairment by geography	2020	2019	2018
North America	(197,643)	(116,232)	(166,046)
South America	(39,191)	(47,844)	(42,368)
EMEA	(171,770)	(146,679)	(154,283)
Total	(408,604)	(310,755)	(362,697)

	For the year ended December 31,
Depreciation, amortization and impairment by business sectors	2020	2019	2018
Renewable energy	(350,785)	(286,907)	(323,538)
Electric transmission lines	(30,889)	(27,490)	(28,925)
Efficient natural gas	(26,563)	3,102	(10,334)
Water	(367)	541	100
Total	(408,604)	(310,755)	(362,697)